Segment and Geographic Information (Details) - Schedule of Geographic Information Related to the Company’s Single Reportable Segment - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment	$ 2,180	$ 3,846	$ 20,084	$ 17,089
Operating Loss by Segment			(69,464)	(18,448)
Europe
Assets by Segment	84,354		185,286	178,315
Europe
Liabilities by Segment	156,073		248,540	180,897
Europe
Geographic Information by Segment			30,517	29,394
Europe
Depreciation, amortization, and accretion	568	842	3,657	3,677
Interest expense	4,984	3,468	18,562	10,256
Income taxes	526	777	2,488	2,015
Net Loss			(69,464)	(18,448)
Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment			(46,301)	(14,977)
Europe
EBITDA by Segment	2,258	2,122	6,874	6,537
Europe
Depreciation, amortization, and accretion	(699)	(1,574)	(6,563)	(6,617)
Interest expense	(4,466)	(4,858)	(23,453)	(14,876)
Income taxes			(161)	(21)
Solis Bond Waiver			(11,766)
Impairment loss recognized on the remeasurement to fair value less costs to sell			(11,232)
Net Loss			(46,301)	(14,977)
US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			116	25
Operating Loss by Segment			(23,163)	(3,471)
Europe
EBITDA by Segment	(2,827)	(857)	(4,560)	(3,370)
Europe
Depreciation, amortization, and accretion	(49)	(2)	(57)	(42)
Interest expense	(1,317)	(83)	(1,889)	(59)
Income taxes			(15)
Net Loss			(23,163)	(3,471)
US
Valuation on FPA Asset			(16,642)
Revenue by Segment [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			20,084	17,089
Revenue by Segment [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			30,401	29,368
Revenue by Segment [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			116	26
Revenue by Segment [Member] | Discontinued Operations [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			(10,433)	(12,305)
Operating Loss [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment	(7,583)	(5,252)	(69,464)	(18,448)
Europe
Net Loss	(7,583)	(5,252)	(69,464)	(18,448)
Operating Loss [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment	(2,908)	(4,310)	(46,301)	(14,978)
Europe
Net Loss	(2,908)	(4,310)	(46,301)	(14,978)
Operating Loss [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Operating Loss by Segment	(4,675)	(942)	(23,163)	(3,470)
Europe
Net Loss	(4,675)	(942)	(23,163)	(3,470)
Assets by Segment [Member] | Europe [Member]
Europe
Assets by Segment	62,944		162,328	173,080
Assets by Segment [Member] | Europe [Member] | Fixed Assets [Member]
Europe
Assets by Segment	42,209		125,600	141,862
Assets by Segment [Member] | Europe [Member] | Other Assets [Member]
Europe
Assets by Segment	20,735		36,728	31,218
Assets by Segment [Member] | US [Member]
Europe
Assets by Segment	21,410		22,958	5,235
Assets by Segment [Member] | US [Member] | Fixed Assets [Member]
Europe
Assets by Segment	6,556		5,119	599
Assets by Segment [Member] | US [Member] | Other Assets [Member]
Europe
Assets by Segment	14,854		17,839	4,636
Liabilities by Segment [Member] | Europe [Member]
Europe
Liabilities by Segment	127,794		219,672	175,117
Liabilities by Segment [Member] | Europe [Member] | Debt [Member]
Europe
Liabilities by Segment	99,686		180,294	155,896
Liabilities by Segment [Member] | Europe [Member] | Other Liabilities [Member]
Europe
Liabilities by Segment	28,108		39,378	19,221
Liabilities by Segment [Member] | US [Member]
Europe
Liabilities by Segment	28,279		28,868	5,780
Liabilities by Segment [Member] | US [Member] | Debt [Member]
Europe
Liabilities by Segment	16,582		17,247	2,793
Liabilities by Segment [Member] | US [Member] | Other Liabilities [Member]
Europe
Liabilities by Segment	11,697		11,621	2,987
Geographic Information by Segment [Member]
Europe
Geographic Information by Segment			30,517	29,394
Geographic Information by Segment [Member] | Revenue – Discontinued Operations [Member]
Europe
Geographic Information by Segment			(10,433)	(12,305)
Geographic Information by Segment [Member] | Long-lived Assets [Member]
Europe
Geographic Information by Segment			185,286	178,315
Geographic Information by Segment [Member] | Europe [Member] | Long-lived Assets [Member]
Europe
Geographic Information by Segment			162,328	173,080
Geographic Information by Segment [Member] | Europe [Member] | Revenue [Member]
Europe
Geographic Information by Segment			30,401	29,368
Geographic Information by Segment [Member] | Europe [Member] | Revenue – Discontinued Operations [Member]
Europe
Geographic Information by Segment			(10,433)	(12,305)
Geographic Information by Segment [Member] | US [Member] | Revenue [Member]
Europe
Geographic Information by Segment			116	26
Geographic Information by Segment [Member] | US [Member] | Revenue [Member] | Long-lived Assets [Member]
Europe
Geographic Information by Segment			22,958	5,235
EBITDA [Member]
Europe
EBITDA by Segment	$ (569)	$ 1,265	2,314	3,167
Country Renewable Programs [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			8,356	9,854
Country Renewable Programs [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			8,356	9,854
Country Renewable Programs [Member] | Revenue by Product Type [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment
Green Certificates [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			10,677	9,452
Green Certificates [Member] | Revenue by Product Type [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			10,677	9,452
Green Certificates [Member] | Revenue by Product Type [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment
Energy Offtake Agreements [Member] | Revenue by Product Type [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			11,484	10,088
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | Europe [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			11,368	10,062
Energy Offtake Agreements [Member] | Revenue by Product Type [Member] | US [Member]
Schedule of Geographic Information Related to the Company’s Single Reportable Segment [Line Items]
Revenue by Segment			$ 116	$ 26